Investment in associate company and business combination, Business Combination (Details) - Goodwood [Member] $ in Thousands	1 Months Ended
May 31, 2022 USD ($)
Business combinations [Abstract]
Additional percentage of equity interest acquired	3.00%
Cash purchase price	$ 394
Ownership interest acquired	53.00%
Previously held equity interest measured at fair value	$ (6,030)
Amount of loss resulting from re-measuring previously held equity interest at fair value	$ 637